Premises, Equipment, and Lease Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 20,147	$ 19,185
Less: Accumulated depreciation and amortization	11,300	10,852
Net book value, premises and equipment	8,847	8,333
Property, Plant And Equipment (Textuals) [Abstract]
Depreciation and amortization expense for premises and equipment	1,200	1,200	$ 1,200
Net gains on disposition of premises and equipment	$ 128	44	75
Operating leases for premises and equipment, term (In years)	15 years
Operating leases for premises and equipment, longest term expiration date	2105
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	$ 469
Operating Leases, Rent Expense, Net	1,300	1,300	1,300
Operating Leases, Rent Expense, Sublease Rentals	76	86	$ 103
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, 2018	1,172
Operating Leases, 2019	1,095
Operating Leases, 2020	961
Operating Leases, 2021	776
Operating Leases, 2022	605
Operating Leases, Thereafter	1,976
Operating Leases, Total minimum lease payments	6,585
Land [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	1,799	1,726
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	8,865	8,584
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	7,089	6,606
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	2,291	2,199
Premises and equipment leased under capital leases [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 103	$ 70